ASSETS HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Balance, beginning of year	$ 84,347
Balance, end of year	122,520	$ 84,347
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of year	1,433	147
Reclassification to/(from) assets held for sale, net	2,382	4,641
Disposals	(2,819)	(3,365)
Fair value adjustments	81	8
Foreign currency translation	(32)	7
Other	(41)	(5)
Balance, end of year	$ 1,004	$ 1,433